Loan Receivable (Details)			1 Months Ended		6 Months Ended
	Jun. 17, 2024 USD ($)	Jan. 17, 2024 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 27, 2024 USD ($)	Aug. 13, 2024 USD ($)	Aug. 13, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 17, 2024 CNY (¥)	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Jan. 17, 2024 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Receivable [Line Items]
Loan amount | ¥										¥ 30,000,000
Loan repaid | ¥				¥ 3,000,000
Outstanding loans					$ 5,091,229	$ 5,213,379
Borrowing term					20 years
Production cost					$ 1,306,000
Interest income					554,700	$ 363,224
Beijing Liansheng Innovation Technology Co., Ltd [Member]
Loan Receivable [Line Items]
Loan amount		$ 275,202												¥ 2,000,000
Interest of loans		1.00%
Beijing Huizhong Flying Technology Co., Ltd [Member]
Loan Receivable [Line Items]
Loan amount												$ 1,100,806	¥ 8,000,000
Loan repaid								$ 1,100,806	¥ 8,000,000
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Loan Receivable [Line Items]
Loan amount	$ 137,601										¥ 1,000,000
Interest of loans	1.00%
Third Party Loan [Member]
Loan Receivable [Line Items]
Loan amount															$ 963,206	¥ 7,000,000	$ 412,802	¥ 3,000,000	$ 4,128,024	¥ 30,000,000
Carrying interest					$ 12
Interest amount			$ 16,512	¥ 120,000
Third Party Loan [Member]
Loan Receivable [Line Items]
Maturity date					Jun. 14, 2025
Subsequent Event [Member] | Hongkong Sanyou Petroleum Co., Ltd [Member]
Loan Receivable [Line Items]
Loan repaid							$ 1,270,901
Loans Receivable [Member]
Loan Receivable [Line Items]
Loan amount | ¥										¥ 7,000,000
Interest of loans						1.50%
Loans Receivable [Member] | Third Party Loan [Member]
Loan Receivable [Line Items]
Maturity date					Jun. 14, 2025